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                    MERRILL LYNCH STRATEGIC DIVIDEND FUND



                                                             December 2, 1996


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:  Division of Investment Management


                Re: Merrill Lynch Strategic Dividend Fund Post Effective Amendment No. 10 to the Registration Statement of Form N-1A (Securities Act File No. 33-14517 Investment Company Act File No. 811-5178)

Ladies and Gentlemen:

                Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Strategic Dividend Fund (the "Fund") hereby certifies that:

                (1)     the form of prospectus and statement of
                        additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement of Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

                (2) the text of Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 27, 1996.


                                                   Very truly yours,


                                                   MERRILL LYNCH STRATEGIC
                                                     DIVIDEND FUND


                                                   By: /s/ ROBERT HARRIS
                                                       -------------------------
                                                          Robert Harris, Esq.
                                                          Secretary